Business Combination (Details)					6 Months Ended			12 Months Ended
	Mar. 18, 2025 CNY (¥)	Mar. 18, 2025 USD ($)	Oct. 10, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Apr. 30, 2024 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jan. 15, 2024
Business Combination [Line Items]
Net assets					¥ 1,800,000				$ 300,000
Net loss				¥ (183,146)	1,789,107	$ 249,924	¥ (17,934,927)
Oranda Supply Chain Management Co., Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest			51.00%								51.00%
Cash											¥ 7,709
Equity interest			¥ 416,179
Shenzhen Jiniu International Logistics Co Ltd [Member]
Business Combination [Line Items]
Percentage of acquired interest											51.00%	51.00%
Cash											¥ 972
Net assets											¥ 19,755
Net loss					(169,280)	(23,647)
HYTX Warehouse Inc. (“HYTX”) [Member]
Business Combination [Line Items]
Percentage of acquired interest	51.00%	51.00%								51.00%
Equity interest	¥ 18,457	$ 2,578
HYTX Warehouse Inc. (“HYTX”) [Member] | Minimum [Member]
Business Combination [Line Items]
Net assets										¥ 11,960
HYTX Warehouse Inc. (“HYTX”) [Member] | Maximum [Member]
Business Combination [Line Items]
Net assets										¥ 135,750
HK (FASTFLY) International Logistics Co.,Limited [Member]
Business Combination [Line Items]
Percentage of acquired interest										51.00%
Net assets										¥ 14,937
Net loss					¥ 3,914			¥ 12,401
Jiniu’s [Member]
Business Combination [Line Items]
Percentage of acquired interest										49.00%
FASTFLY [Member]
Business Combination [Line Items]
Percentage of acquired interest										49.00%
Net loss | $						$ 547